Subscription Receivable (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Apr. 01, 2023	Oct. 14, 2022	Feb. 15, 2023	Dec. 31, 2022
Subscription Receivable [Abstract]
Subscription agreement		$ 50
Subscription receivable			$ 50
Stock certificate				8.90%
Effective Rate	25.00%		17.00%